Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Total	¥ 120,269
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Total	12,488
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Total	11,628
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Total	15,470
Loss expiring in 2025
Operating Loss Carryforwards [Line Items]
Total	50,345
Loss expiring in 2026 and thereafter
Operating Loss Carryforwards [Line Items]
Total	¥ 30,338